INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2012
Income Tax Tables [Abstract]
Summary Of Income Tax Eexpense Benefit [Table Text Block]
	2012	2011	2010

	(In Millions)

Income tax (expense) benefit:
Current (expense) benefit	$(233)	$40	$(34)
Deferred (expense) benefit	391	(1,338)	(755)
Total	$158	$(1,298)	$(789)

Schedule Of Components Of Income Tax Expense Benefit [Table Text Block]

	2012	2011	2010

	(In Millions)

Expected income tax (expense) benefit	$(20)	$(1,443)	$(1,137)
Noncontrolling interest	37	(36)	66
Separate Accounts investment activity	94	83	53
Non-taxable investment income (loss)	24	8	15
Adjustment of tax audit reserves	(2)	(7)	(13)
State income taxes	7	7	(5)
AllianceBernstein Federal and foreign taxes	10	(13)	(3)
Tax settlement	0	84	99
ACMC conversion	0	0	135
Other	8	19	1
Income tax (expense) benefit	$158	$(1,298)	$(789)

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]	0

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities

	(In Millions)

Compensation and related benefits	$207	$0	$248	$0
Reserves and reinsurance	0	2,419	0	3,060
DAC	0	960	0	891
Unrealized investment gains or losses	0	739	0	418
Investments	0	1,137	0	1,101
Alternative minimum tax credits	157	0	242	0
Other	0	57	79	0
Total	$364	$5,312	$569	$5,470

Unrecognized Tax Benefits Reconciliation [Table Text Block]
	2012	2011	2010

	(In Millions)

Balance at January 1,	$453	$434	$577
Additions for tax positions of prior years	740	337	168
Reductions for tax positions of prior years	(620)	(235)	(266)
Additions for tax positions of current year	0	1	1
Settlements with tax authorities	0	(84)	(46)
Balance at December 31,	$573	$453	$434